SHORT-TERM BORROWING	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWING

10.	SHORT-TERM BORROWING

In November 2024, Julong Online entered into a rolling loan facility agreement with Bank of Beijing with borrowing credit of RMB10,000,000, bearing interest rate of 3.1% per annum with a maturity date in November 2025. The rolling loan facility agreement with the same borrowing credit was renewed in November 2025, bearing interest rate of People's Bank of China LPR with a maturity date in November 2026.